UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 90.1%
Guam 1.8%
Guam, Government Limited Obligation Revenue, Section 30:
Series A, 5.625%, 12/1/2029	3,850,000	3,711,823
Series A, 5.75%, 12/1/2034	3,500,000	3,431,120

		7,142,943
Massachusetts 79.1%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project:
AMT, 6.5%, 9/1/2035	1,925,000	1,277,931
AMT, 8.0%, 9/1/2035	970,000	669,252
Boston, MA, Project Revenue, Convention Center Act of 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,923,175
Boston, MA, Water & Sewer Commission Revenue, Series A, 5.0%, 11/1/2025	2,000,000	2,146,400
Braintree, MA, General Obligation, Municipal Purpose Loan:
5.0%, 5/15/2026	7,645,000	7,996,364

5.0%, 5/15/2027	2,295,000	2,381,843
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	910,000	1,079,660
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,285,326
Massachusetts, Airport Revenue, USAir Private Jet, Series A, AMT, 5.75%, 9/1/2016 (a)	1,000,000	756,330
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2025	2,960,000	3,360,340
Series A, 5.25%, 7/1/2034	1,700,000	1,761,676
Series A, 5.75%, 7/1/2011	355,000	370,851
Series A, 5.75%, 7/1/2015	535,000	557,796
Series B, 6.2%, 3/1/2016	3,100,000	3,550,802
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series A-2, Zero Coupon, 7/1/2027	21,090,000	7,946,290
Series C, ETM, 5.0%, 7/1/2015	190,000	218,783
Series C, ETM, 5.0%, 7/1/2016	75,000	86,586
Series A, 5.25%, 7/1/2020	6,270,000	7,190,749
Series A, 5.25%, 7/1/2021	5,000,000	5,719,550
Series C, ETM, 5.5%, 7/1/2017	165,000	198,051
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,649,130
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	4,625,000	5,065,994
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts, ETM, 6.875%, 5/1/2014	1,300,000	1,502,579
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,000,810
Series F, 5.75%, 7/1/2033	2,000,000	1,941,780
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	1,752,560
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,400,000	4,096,728
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	2,435,000	2,534,567
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,240,000	1,208,864
Series D, Prerefunded, 6.35%, 7/15/2032	3,250,000	3,725,410
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center, Series H, Prerefunded, 5.375%, 5/15/2019 (a)	1,800,000	1,983,996
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	600,651
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	2,885,520
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, Prerefunded, 6.75%, 7/1/2030	1,885,000	1,999,683
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,690,000	2,869,861
Massachusetts, Municipal Wholesale Electric Co., Power Supply Systems Revenue, Nuclear Project No. 4, Series A, 5.25%, 7/1/2014 (a)	5,915,000	6,119,363
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	3,835,400
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, Zero Coupon, 12/15/2014	9,000,000	7,709,760
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes, Series A, 5.25%, 12/15/2012	5,050,000	5,676,402
Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,989,688
Massachusetts, State College Building Authority Project Revenue:
Series A, 5.0%, 5/1/2031 (a)	2,630,000	2,489,400
Series A, 5.5%, 5/1/2039	5,730,000	5,851,762
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:

Series C, 6.25%, 8/1/2013	2,180,000	2,255,406
Series C, 6.375%, 8/1/2014	1,000,000	1,031,180
Massachusetts, State Development Finance Agency Revenue, Boston College:
Series P, 5.0%, 7/1/2021	2,500,000	2,668,875
Series P, 5.0%, 7/1/2022	1,500,000	1,590,255
Series Q-1, 5.0%, 7/1/2029	1,000,000	1,025,330
Massachusetts, State Development Finance Agency Revenue, College of the Holy Cross, Series B, 5.0%, 9/1/2026	1,500,000	1,548,915
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility, Series A, 5.5%, 11/15/2022	1,750,000	1,248,310
Massachusetts, State Development Finance Agency Revenue, Resource Recovery, SEMASS System:
Series A, 5.625%, 1/1/2014 (a)	5,000,000	5,003,900
Series A, 5.625%, 1/1/2015 (a)	4,000,000	3,976,680
Massachusetts, State Development Finance Agency Revenue, Solid Waste Disposal, Dominion Energy Brayton, Series 1, 5.75% **, 12/1/2042	1,000,000	1,014,690
Massachusetts, State Development Finance Agency Revenue, Wheelock College, Series C, 5.25%, 10/1/2029	8,620,000	7,144,946
Massachusetts, State General Obligation:
Series A, 1.135% *, 11/1/2018	5,000,000	4,306,250
Series A, 5.0%, 3/1/2034	4,000,000	4,045,600
Series D, 5.5%, 11/1/2019	4,325,000	5,035,295
Massachusetts, State General Obligation, Consolidated Loan, Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,910,575
Massachusetts, State Health & Educational Facilities Authority Revenue, Berklee College of Music:
Series A, 5.0%, 10/1/2023	3,385,000	3,471,724
Series A, 5.0%, 10/1/2037	8,860,000	8,522,345
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project:
5.25%, 7/1/2038	1,650,000	1,401,213
5.75%, 7/1/2031	3,000,000	2,761,560
Massachusetts, State Health & Educational Facilities Authority Revenue, CareGroup, Series E-1, 5.125%, 7/1/2033	1,500,000	1,316,910
Massachusetts, State Health & Educational Facilities Authority Revenue, Catholic Health East, 6.25%, 11/15/2032	1,570,000	1,610,553
Massachusetts, State Health & Educational Facilities Authority Revenue, Dana Farber Cancer Institute, Series K, 5.25%, 12/1/2027	4,000,000	4,062,200
Massachusetts, State Health & Educational Facilities Authority Revenue, Lesley University, Series A, 5.25%, 7/1/2039 (a)	2,500,000	2,500,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series A, 5.0%, 7/1/2038	5,000,000	5,129,250
Massachusetts, State Health & Educational Facilities Authority Revenue, Northeastern University, Series Y-1, 5.625%, 10/1/2029	3,000,000	3,061,800
Massachusetts, State Health & Educational Facilities Authority Revenue, Partners Healthcare Systems:
5.0%, 7/1/2022	1,000,000	1,027,340
Series G-5, 5.0%, 7/1/2022	1,400,000	1,436,190
Series C, 5.75%, 7/1/2032	300,000	303,288
Massachusetts, State Health & Educational Facilities Authority Revenue, Quincy Medical Center, Series A, 6.25%, 1/15/2028	1,450,000	1,056,992
Massachusetts, State Health & Educational Facilities Authority Revenue, Tufts University:
5.375%, 8/15/2038	3,000,000	3,128,340
Series M, 5.5%, 2/15/2028	3,000,000	3,335,160
Massachusetts, State Health & Educational Facilities Authority Revenue, UMass Worcester:
Series B, Prerefunded, 5.25%, 10/1/2013 (a)	220,000	239,560
Series B, 5.25%, 10/1/2013 (a)	280,000	294,426
Massachusetts, State Port Authority Revenue:
Series B, AMT, 5.5%, 7/1/2011 (a)	3,890,000	3,937,225
Series B, AMT, 5.5%, 7/1/2012 (a)	1,610,000	1,628,660

Series D, AMT, 5.5%, 7/1/2018	2,620,000	2,647,038
Series D, AMT, 6.125%, 7/1/2013	1,860,000	1,891,415
Series D, AMT, 6.125%, 7/1/2014	1,990,000	2,020,825
Series D, AMT, 6.125%, 7/1/2015	2,130,000	2,158,776
Series D, AMT, 6.25%, 7/1/2016	1,850,000	1,884,983
Series D, AMT, 6.25%, 7/1/2017	1,550,000	1,577,528
Massachusetts, State Port Authority Supply Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014 (a)	1,000,000	833,840
Series A, AMT, 5.5%, 1/1/2017 (a)	4,000,000	3,026,120
Series A, AMT, 5.5%, 1/1/2018 (a)	5,000,000	3,782,700
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,811,445
Series A, 5.0%, 8/15/2024 (a)	7,800,000	8,158,722
Massachusetts, State Water Pollution Abatement Trust:
Series 13, 5.0%, 8/1/2025 (b)	5,000,000	5,347,350
Series 13, 5.0%, 8/1/2026	5,000,000	5,317,500
Series 2, 5.7%, 2/1/2015	35,000	35,136
Massachusetts, State Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019	4,000,000	4,882,360
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	115,000	127,725
Series 11, 5.0%, 8/1/2020	100,000	108,423
Series 6, 5.625%, 8/1/2015	120,000	126,773
Massachusetts, State Water Resources Authority:
Series A, 5.0%, 8/1/2039	5,115,000	5,159,142
Series B, 5.0%, 8/1/2039	3,500,000	3,530,205
Series C, ETM, 5.25%, 12/1/2015	2,460,000	2,765,212
Series C, 5.25%, 12/1/2015	1,570,000	1,774,838
Series A, 5.25%, 8/1/2026 (a)	1,950,000	2,079,441
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	524,963
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	671,293
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	612,380
Series A, ETM, 5.3%, 7/1/2009	705,000	705,099
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	255,040
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	255,040
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,117,100
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,824,279
Series A, ETM, 6.5%, 7/15/2019	3,110,000	3,748,887
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,211,204
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,618,930
Plymouth, MA, County General Obligation, Prerefunded, 5.75%, 10/15/2016 (a)	1,725,000	1,831,622
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,213,472
Westford, MA, General Obligation, Prerefunded, 5.125%, 4/1/2017 (a)	85,000	88,119
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,336,837

		315,060,368
Puerto Rico 9.2%
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.5%, 7/1/2022 (a) (b)	5,000,000	4,509,222
Series A, 6.0%, 7/1/2038	2,800,000	2,692,312
Commonwealth of Puerto Rico, General Obligation, Public Improvement, 5.5%, 7/1/2015 (a)	2,500,000	2,676,350
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	3,848,439
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:

Series Y, ETM, 6.25%, 7/1/2014	1,855,000	2,224,145
Series Y, 6.25%, 7/1/2014	145,000	151,437
Puerto Rico, Electric Power Authority Revenue, Series WW, 5.375%, 7/1/2024	5,000,000	4,886,800
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series H, 5.5%, 7/1/2016 (a)	10,350,000	10,579,045
Series M, 6.25%, 7/1/2022	5,000,000	5,066,650

		36,634,400

Total Municipal Bonds and Notes (Cost $356,758,320)		358,837,711
Municipal Inverse Floating Rate Notes (c) 21.0%
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A, 5.25%, 7/1/2028 (d)	10,000,000	11,114,500
Trust: Massachusetts, Bay Transportation Sales, Series 2008-1111, 144A, 9.69%, 7/1/2028, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027 (a) (d)	10,000,000	10,570,960
Massachusetts, State General Obligation, Series C, 5.25%, 8/1/2023 (a) (d)	5,000,000	5,285,480
Trust: Massachusetts, State General Obligation, Series 2755-1, 144A, 14.868%, 8/1/2023, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026 (a) (d)	20,000,000	21,016,700
Trust: Massachusetts, State General Obligation, Series 2648, 144A, 16.97%, 8/1/2026, Leverage Factor at purchase date: 4 to 1
Massachusetts, State Health & Educational Facilities Authority Revenue, Harvard University, Series B, 5.0%, 10/1/2038 (d)	10,000,000	10,264,632
Trust: Massachusetts, State Health & Educational Facilities Authority Revenue, Series 3104, 144A, 13.703%, 10/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Pollution Abatement Trust, 5.25%, 8/1/2031 (d)	12,615,000	13,724,376
Trust: Massachusetts, State Water Pollution Abatement Trust, Series 2840, 144A, 13.297%, 8/1/2031, Leverage Factor at purchase date: 3 to 1
Massachusetts, State Water Resource Authority, Series J, 5.5%, 8/1/2021 (a) (d)	10,000,000	11,735,800
Trust: Massachusetts, State Water Resources Authority, Series 2499, 144A, 19.27%, 8/1/2021, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $82,856,161)		83,712,448
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $439,614,481) †	111.1	442,550,159
Other Assets and Liabilities, Net	(11.1)	(44,282,062)

Net Assets	100.0	398,268,097

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2009.

†

The cost for federal income tax purposes was $440,797,063. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $1,753,096. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,037,182 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $13,284,086.

(a)		Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Ambac Financial Group, Inc.		11.2
Assured Guaranty Corp.		0.5
Financial Guaranty Insurance Co.		4.2
Financial Security Assurance, Inc.		13.9
National Public Finance Guarantee Corp.		5.4

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

(b)	At June 30, 2009, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At June 30, 2009, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation ($)

1/13/2010 1/13/2026	9,750,000[1]	Fixed — 2.98%	Floating — LIBOR	1,409,740
3/16/2010 3/16/2027	6,100,000[2]	Fixed — 3.422%	Floating — LIBOR	627,230
7/1/2010 7/1/2029	8,100,000[3]	Fixed — 4.298%	Floating — LIBOR	—
Total unrealized appreciation on interest rate swaps				2,036,970

LIBOR: Represents the London InterBank Offered Rate.
Counterparties:
1			Citigroup, Inc.
2			JPMorgan Chase Securities, Inc.
3			The Goldman Sachs & Co.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes (e)	$ -	$ 438,040,937	$ 4,509,222	$ 442,550,159
Derivatives (f)	-	2,036,970	-	2,036,970
Total	$ -	$ 440,077,907	$ 4,509,222	$ 444,587,129

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open interest rate swaps contracts.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

Municipal Bonds and Notes
Balance as of March 31, 2009	$ 4,201,355
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	313,528
Amortization premium/discount	(5,661)
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of June 30, 2009	$ 4,509,222
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2009	$ 313,528

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure at June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using interest rate swaps.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ 2,036,970

Interest Rate Swaps. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The longer the duration of the fund’s securities, the more sensitive the Fund will be to interest rate changes. To help mitigate this interest rate risk, the Fund invests in interest rate swap contracts to reduce the duration of the investment portfolio. Certain risks may arise when entering into interest rate swap transactions including counterparty default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009